Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Summary of intangible assets

	2024	2023
	USD	USD
Cost
As of 1 January	258,151	21,081,303
Additions	—	258,151
Assets classified as held for sale	—	(21,052,103)
Foreign currency adjustments	(100,655)	(29,200)
As of 31 December	157,496	258,151

Accumulated amortization and impairment
As of 1 January	32,375	10,547,025
Charge for the year	36,372	32,375
Assets classified as held for sale	—	(10,546,694)
Foreign currency adjustments	(17,513)	(331)
As of 31 December	51,234	32,375
Net book value as of 31 December	106,262	225,776

	2024	2023
	USD	USD
LTRA license (i)	106,262	225,776
	106,262	225,776

(i)In May 2023 the Group obtained the Smart transportation operating license in Egypt in collaboration with Land Transport Regulatory Authority (LTRA) which granted the Egyptian entity a five-year operating license that started on 16 May 2023 and expires on 15 May 2028.

	2024	2023	2022
	USD	USD	USD
General and administrative expenses (Note 21)	36,372	32,375	166,693
Discontinued operations	—	—	2,288,550
	36,372	32,375	2,455,243